Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Measurements	The fair value amounts presented in the table below are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits:

				Total
				Fair Value at
				December 31,
Financial Assets:	Level 1	Level 2	Level 3	2025
Mutual funds	$993,389,388	$—	$—	$993,389,388
Old Dominion Freight Line, Inc. common stock	453,993,043	—	—	453,993,043
Self-directed brokerage accounts	16,610,569	—	—	16,610,569
Total investments in the fair value hierarchy	$1,463,993,000	$—	$—	1,463,993,000
Investments measured at NAV:
Collective trust funds				524,820,970
Pooled separate accounts				332,462,556
Total investments at fair value				$2,321,276,526

				Total
				Fair Value at
				December 31,
Financial Assets:	Level 1	Level 2	Level 3	2024
Mutual funds	$817,445,456	$—	$—	$817,445,456
Old Dominion Freight Line, Inc. common stock	547,228,495	—	—	547,228,495
Self-directed brokerage accounts	14,667,567	—	—	14,667,567
Total investments in the fair value hierarchy	$1,379,341,518	$—	$—	1,379,341,518
Investments measured at NAV:
Collective trust funds				444,858,629
Pooled separate accounts				280,236,334
Total investments at fair value				$2,104,436,481